Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash flows from operating activities:
Net loss	$ (35,207)	$ (12,875)
Adjustments to reconcile net loss to net cash used in operating
Depreciation	316	157
Loss on disposal of fixed assets	8
Stock-based compensation	3,694	448
Amortization of debt issuance costs	21
Change in fair value of warrant liabilities	(3,085)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(4,609)	(3)
Accounts payable	1,127	170
Accrued expenses	3,704	80
Deferred rent	733
Other noncurrent assets		(15)
Net cash used in operating activities	(33,298)	(12,038)
Cash flows from investing activities:
Purchases of property and equipment	(1,289)	(120)
Proceeds from short term investments		13,324
Net cash provided by/(used in) investing activities	(1,289)	13,204
Cash flows from financing activities:
Repayment of equipment loans	(47)	(48)
Proceeds from issuance of common stock, net of issuance costs		13,520
Proceeds from term loan	1,500
Repayment of term loan	(150)
Proceeds from reverse recapitalization, net of issuance costs	190,424
Proceeds from exercise of public warrants	16
Proceeds from exercise of stock options	421	43
Net cash provided by financing activities	192,164	13,515
Change in cash, cash equivalents and restricted cash	157,577	14,681
Cash, cash equivalents and restricted cash, beginning of year	16,985	2,304
Cash, cash equivalents and restricted cash, end of year	174,562	16,985
Reconciliation of restricted cash:
Cash and cash equivalents	173,507	16,867
Restricted cash	1,055	118
Reconciliation of restricted cash total	174,562	16,985
Supplemental cash flow information:
Interest paid	36	3
Non-cash investing and financing activities:
Leasehold improvements funded by the landlord	840
Warrants assumed in acquisition	93,110
Issuance of warrants recorded as deferred financing costs		$ 85